CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
EXPENSES
Exploration (Note 6)	$ 5,160,910	$ 9,054,887	$ 6,102,992
General and administration	4,730,904	4,151,910	6,638,262
Consultancy and advisory fees	125,000	830,623	1,941,130
Impairment of mineral property interests (Note 6)	0	552,095	437,732
Depreciation	42,528	65,517	102,941
Gain on sale of mineral property interests	0	(28,096)	(451,892)
Foreign exchange gain	(2,919,459)	(1,978,854)	(1,113,728)
Loss from operations	(7,139,883)	(12,648,082)	(13,657,437)
Interest income (expense)	(412,077)	30,154	171,143
Loss from equity investee (Note 4)	(118,712)	(107,907)	(146,051)
Fair value adjustment of asset backed commercial paper	0	0	147,564
Loss before income taxes	(7,670,672)	(12,725,835)	(13,484,781)
Current income tax recovery (expense) (Note 11)	(218)	123,255	(319,112)
Deferred income tax recovery (expense) (Note 11)	(160,173)	3,933,392	2,381,868
Net loss	(7,831,063)	(8,669,188)	(11,422,025)
Comprehensive loss:
Net loss	(7,831,063)	(8,669,188)	(11,422,025)
Foreign currency translation adjustment (Note 14)	(4,928,225)	(3,315,737)	(2,787,404)
Comprehensive loss:	$ (12,759,288)	$ (11,984,925)	$ (14,209,429)
Basic and diluted net loss per share	$ (0.05)	$ (0.06)	$ (0.08)
Weighted average number of common shares outstanding	147,036,578	146,883,700	143,847,888